--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                          -----------------------------

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31st, 2006
                                               ---------------------------------

Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Wohl Capital Management, LLC
         --------------------------------------------------

Address: 2180 Sand Hill Road #400
         --------------------------------------------------
         Menlo Park, CA 94025
         --------------------------------------------------

         --------------------------------------------------

13F File Number: 28-11704
                    -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Daniel Wohl
       -----------------------------------------------------

Title: Portfolio Manager/President
       -----------------------------------------------------

Phone: (650) 233-1023
       -----------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Daniel Wohl,                     CA                May 13, 2006
------------------------        -------------   --------------------------------
     [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     None
                                         ---------------------------------------

Form 13F Information Table Entry Total:                 36
                                         ---------------------------------------

Form 13F Information Table Value Total:              $ 79,171
                                         ---------------------------------------
                                                    (thousands)

FORM 13F INFORMATION TABLE

                                                   Column 3    Column 4       Column 5       Column 6   Column 7
        Column 1                   Column 2         Cusip        Value   Shr/Prn       PUT  Investment    Other           Column 8
     Name Of Issuer             Title of Class      Number      (x1000)  Amount SH PRN CALL Discretion  Managers  Sole  Shared Other
----------------------------   ----------------    ---------   --------  ------------- ---- ----------  --------  ----- ------ -----
MOUNTAIN PROVINCE DIAMOND      COMMON STOCKS       62426E402      368      90500 SH            Sole               90500
ORIGIN AGRITECH LIMITED        NASDAQ OTC ISSUES   G67828106     9575     558000 SH            Sole              558000
PIXELPLUS CO LTD               NASDAQ OTC ISSUES   72582A102      563      50000 SH            Sole               50000
AFC ENTERPRISES INC            NASDAQ OTC ISSUES   00104Q107      556      40000 SH            Sole               40000
ARCHER-DANIELS-MIDLAND CO      COMMON STOCKS       039483102     6730     200000 SH            Sole              200000
ARTIC GLACIER INCOME FUND      NASDAQ OTC ISSUES   039675103     1564     165000 SH            Sole              165000
ATP OIL & GAS CORP             NASDAQ OTC ISSUES   00208J108     1756      40000 SH            Sole               40000
BODISEN BIOTECH INC            NASDAQ OTC ISSUES   096892104     2523     160000 SH            Sole              160000
CAMTEK LTD                     NASDAQ OTC ISSUES   M20791105      342      70000 SH            Sole               70000
CANDELA LASER CORP             NASDAQ OTC ISSUES   136907102     2462     114000 SH            Sole              114000
CHARDAN NORTH CHINA ACQ CORP   NASDAQ OTC ISSUES   15956A117      348      50000 SH            Sole               50000
CHARDAN SOUTH CHINA ACQ CORP   NASDAQ OTC ISSUES   15956C113       49      12500 SH            Sole               12500
DIRECTED ELECTRONICS INC       NASDAQ OTC ISSUES   254575103      838      50000 SH            Sole               50000
EGL INC                        NASDAQ OTC ISSUES   268484102     6570     146000 SH            Sole              146000
EZCORP INC-CL A                NASDAQ OTC ISSUES   302301106     1387      47000 SH            Sole               47000
FIVE STAR QUALITY CARE INC     COMMON STOCKS       33832D106     4356     400000 SH            Sole              400000
FULL HOUSE RESORTS INC         NASDAQ OTC ISSUES   359678109      304      93500 SH            Sole               93500
GOLD RESERVE CORP              NASDAQ OTC ISSUES   38068N108     2157     365000 SH            Sole              365000
GOLDFIELD CORP                 COMMON STOCKS       381370105      223     175000 SH            Sole              175000
HAIN CELESTIAL GROUP, INC.     NASDAQ OTC ISSUES   405217100     2554      97500 SH            Sole               97500
HOLOGIC INC.                   NASDAQ OTC ISSUES   436440101     4705      85000 SH            Sole               85000
IMPERIAL SUGAR CO NEW          NASDAQ OTC ISSUES   453096208      305      10000 SH            Sole               10000
INTERACTIVE INTELLIGENCE INC   NASDAQ OTC ISSUES   45839M103      248      25000 SH            Sole               25000
INTERFACE INC CL A             NASDAQ OTC ISSUES   458665106     1174      85000 SH            Sole               85000
KENDLE INTERNATIONAL INC       NASDAQ OTC ISSUES   48880L107     2535      75000 SH            Sole               75000
KNOLOGY INC                    NASDAQ OTC ISSUES   499183804     4679     685000 SH            Sole              685000
MAUNA LOA MACADAMIA PARTNERS   COMMON STOCKS       55307U107      747     127100 SH            Sole              127100
MIKRON INSTR INC               NASDAQ OTC ISSUES   59862R103      543      72450 SH            Sole               72450
NORTHERN BORDER PARTNERS LP    COMMON STOCKS       664785102     5439     113500 SH            Sole              113500
REDDY ICE HOLDINGS INC         COMMON STOCKS       75734R105     3243     146000 SH            Sole              146000
RELM WIRELESS CORP             NASDAQ OTC ISSUES   759525108     2006     206000 SH            Sole              206000
RES-CARE INC                   NASDAQ OTC ISSUES   760943100     1654      90000 SH            Sole               90000
SCIENTIFIC GAMES CORP          COMMON STOCKS       80874P109     1757      50000 SH            Sole               50000
SERACARE LIFE SCIENCES INC     NASDAQ OTC ISSUES   81747Q100      440     119000 SH            Sole              119000
TORRENT ENERGY CORP            NASDAQ OTC ISSUES   89141B108     1160     500000 SH            Sole              500000
UTS COINMACH SVC CORP          NASDAQ OTC ISSUES   19259W107     3311     202900 SH            Sole              202900